Cover	May 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2026
Entity File Number	000-26966
Entity Registrant Name	Advanced Energy Industries, Inc.
Entity Central Index Key	0000927003
Entity Tax Identification Number	84-0846841
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1595 Wynkoop Street
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	970
Local Phone Number	407-6626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AEIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false